Average Annual Total Returns - Class K - BlackRock LifePath Index 2060 Fund - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	15.06%
Since Inception	14.05%
Inception Date	Feb. 29, 2016
After Taxes on Distributions
Average Annual Return:
1 Year	14.36%
Since Inception	13.30%
Inception Date	Feb. 29, 2016
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.99%
Since Inception	10.98%
Inception Date	Feb. 29, 2016